(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET - Derivative instruments, gain (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	$ 65	$ (7,227)	$ 71,497
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	(5,971)	(15,583)	72,269
Net interest income/(expense) on undesignated IRS derivatives	$ 6,036	$ 8,356	$ (772)